INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

7)  INCOME AND SOCIAL CONTRIBUTION TAXES

a)   Accounting policy

a.1) Current taxes

Current tax assets and liabilities for the current and previous years are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.

a.2) Deferred taxes

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

b)  Critical estimates and judgments

There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.

The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.

Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.

c)  Income and social contribution taxes recoverable

	12.31.20	12.31.19
Income taxes recoverable	483,452	380,314
Social contribution taxes recoverable	35,825	31,281
Total	519,277	411,595

d)  Income and social contribution taxes payable

	12.31.20	12.31.19
Income taxes payable	74,190	76,483
Social contribution taxes payable	23,755	16,614
Total	97,945	93,097

Current	1,693	6,585
Non-current	96,252	86,512

The non-current amounts of R$96,252 and R$86,512, recorded on December 31, 2020 and 2019, respectively, refer to the taxes classified in IFRIC 23 - Uncertainties about Income Tax Treatments (Note 7.g).

e)  Deferred taxes

Significant components of deferred income and social contribution taxes are as follows:

	Balance on	Income	Comprehensive	Balance on	Income	Comprehensive	Equity	Balance on
	12.31.18	statement	income	12.31.19	statement	income	transactions (4)	12.31.20
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	1,428,476	51,360	—	1,479,836	(17,338)	—	—	1,462,498
Income and social contribution taxes on temporary differences (2)	(3,181,331)	(1,343,635)	69,719	(4,455,247)	(1,158,942)	(103,430)	(20,778)	(5,738,397)
Provisions for legal, labor, tax civil and regulatory contingencies	1,965,700	(275,109)	—	1,690,591	101,826	—	—	1,792,417
Trade accounts payable and other provisions	571,734	(40,393)	—	531,341	262,080	—	—	793,421
Customer portfolio and trademarks	184,603	(86,525)	—	98,078	(132,249)	—	—	(34,171)
Estimated losses on impairment of accounts receivable	442,276	36,354	—	478,630	114,300	—	—	592,930
Estimated losses from modems and other P&E items	176,130	6,869	—	182,999	(9,343)	—	—	173,656
Pension plans and other post-employment benefits	226,221	91,746	69,540	387,507	38,641	(105,416)	—	320,732
Profit sharing	129,689	(9,695)	—	119,994	13,919	—	—	133,913
Licenses	(1,853,214)	(216,330)	—	(2,069,544)	(216,330)	—	—	(2,285,874)
Goodwill (Spanish and Navytree, Vivo Part. and GVT Part.)	(4,600,940)	(1,002,768)	—	(5,603,708)	(1,002,768)	—	—	(6,606,476)
Property, plant and equipment of small value	(395,606)	107,155	—	(288,451)	(453,073)	—	—	(741,524)
Technological Innovation Law	(50,127)	25,562	—	(24,565)	5,844	—	—	(18,721)
On other temporary differences (3)	22,203	19,499	179	41,881	118,211	1,986	(20,778)	141,300
Total deferred tax assets (liabilities), non-current	(1,752,855)	(1,292,275)	69,719	(2,975,411)	(1,176,280)	(103,430)	(20,778)	(4,275,899)

Deferred tax assets	5,569,885			5,548,581				6,051,884
Deferred tax liabilities	(7,322,740)			(8,523,992)				(10,327,783)
Deferred tax assets (liabilities), net	(1,752,855)			(2,975,411)				(4,275,899)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	230,097			171,042				138,641
Deferred tax liabilities	(1,982,952)			(3,146,453)				(4,414,540)

(1)Under Brazilian tax legislation these may be offset up to  30% of the annual taxable income but otherwise have no expiry date.

(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)Deferred taxes from other temporary differences, such as deferred income, renewal of licenses, disposal of structures (towers and rooftops), among others.

(4)Refer to deferred taxes arising from transactions for the acquisition and sale of companies, described in note 1.c.

On December 31, 2020, deferred tax assets (income and social contribution tax losses) were not recognized in the subsidiaries' (Innoweb, TGLog, TIS and Vivo Money) accounting records, in the amount of R$68,783 (R$54,570 on December 31, 2019), as it is not probable that future taxable profits will be sufficient for offset for these subsidiaries to benefit from such tax credits.

Expected realization of deferred taxes, net, non-current. The amounts are based on projections subject to change in the future.

Year
2021	2,080,481
2022	709,170
2023	505,837
2024	387,849
2025	32,811
2026 onwards	(7,992,047)
Total	(4,275,899)

f)  Reconciliation of income tax and social contribution expense

The Company and its subsidiaries recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay taxes based on estimates, as per the tax auxiliary trial balance. Taxes calculated on profits up to the balance sheet date are recorded in liabilities or assets, as applicable.

Below we present the reconciliations of the tax expense and the amounts is calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) in the table below for the year ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Income before taxes	6,008,234	6,394,535	11,277,490
Income and social contribution tax expenses, at the tax rate of 34%	(2,042,800)	(2,174,142)	(3,834,347)
Permanent differences
Equity (Note 11)	250	256	(1,988)
Unclaimed interest on equity	(16,699)	(13,825)	(14,426)
Non-deductible expenses, gifts, incentives	(84,988)	(84,487)	(76,671)
Tax benefit related to interest on equity allocated	894,200	879,920	1,547,000
Other (additions) exclusions	12,330	(1,243)	31,200
Tax debit	(1,237,707)	(1,393,521)	(2,349,232)
Effective rate	20.6%	21.8%	20.8%
Current income and social contribution taxes	(61,427)	(101,246)	(832,485)
Deferred income and social contribution taxes	(1,176,280)	(1,292,275)	(1,516,747)

g) Uncertainties about Income Tax Treatments

The Company and its subsidiaries are defending several assessments filed by the Federal Revenue of Brazil (“RFB”) for allegedly incorrect deductions of expenses, mainly related to the amortization of goodwill, at various administrative and judicial levels, in the amount of R$16,969,554 on December 31, 2020 (R$9,895,728 on December 31, 2019). Management, supported by the position of its legal advisors, believes that a large part of these deductions will likely be accepted in decisions of higher courts of last resort (acceptance probability greater than 50%).

Of this amount, to tax treatments in which the Company and its subsidiaries believes that the probability of acceptance by the tax authority is less than 50%, a non-current tax and social contribution liability was recognized in the amount of R$96,252 on December 13, 2020 (R$86,512 on December 13, 2019), in relation to these actions (Note 7.d). These actions involve compensation for overpayment of income tax and social contribution not approved by the RFB.